Shareholders' equity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Identifiable assets acquired (liabilities assumed)	R$ (373,153)	R$ (984,103)
Consideration transferred, acquisition-date fair value	733,604	1,450,755
Determining goodwill from expected future profitability
Consideration transferred, acquisition-date fair value	733,604	1,450,755
Goodwill recognised as of acquisition date	213,123	R$ 508,174
Inversiones Disal Emergencias S.A.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date	(1,005)
Other assets	25,650
Other liabilities	(323)
Identifiable assets acquired (liabilities assumed)	(26,332)
Consideration transferred, acquisition-date fair value	144,430
Cash flow on acquisitions of companies with shareholders	143,425
Determining goodwill from expected future profitability
Consideration transferred, acquisition-date fair value	144,430
Goodwill recognised as of acquisition date	R$ 118,098
Percentage of voting equity interests acquired	100.00%